Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Securities sold under agreements to repurchase and federal funds purchased	$ 244,168	$ 240,594
Federal Home Loan Bank advances	100,000	23,000
Total short-term borrowings	344,168	263,594
Repurchase agreements and Federal Funds Purchased
Short-term Debt [Line Items]
Total short-term borrowings	244,168	240,594
Highest month-end balance	302,946	265,412
Average daily balance	257,341	246,145
Weighted-average interest rate:
As of year-end	0.23%	0.29%
Paid during the year	0.26%	0.30%
Federal Home Loan Bank Advances
Short-term Debt [Line Items]
Total short-term borrowings	100,000	23,000
Highest month-end balance	100,000	232,000
Average daily balance	1,320	51,392
Weighted-average interest rate:
As of year-end	0.38%	0.04%
Paid during the year	0.28%	0.18%
Demand Notes Due U.S. Treasury and Other
Short-term Debt [Line Items]
Total short-term borrowings	0	0
Highest month-end balance	0	0
Average daily balance	$ 0	$ 0
Weighted-average interest rate:
As of year-end	0.00%	0.00%
Paid during the year	0.00%	0.00%